iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .0%
Spirit AeroSystems Holdings, Inc. , Class A ......... 20,936 $ 687,119
a
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................. 25,864 2,863,145
Expeditors International of Washington, Inc. ........ 33,565 3,566,281
United Parcel Service, Inc. , Class B ............. 145,709 28,397,227
34,826,653
a
Airlines  —  0 .1%
Delta Air Lines, Inc.
(a)
....................... 31,373 997,662
Southwest Airlines Co.
(a)
..................... 29,052 1,107,462
2,105,124
a
Auto Components  —  0 .2%
Aptiv PLC
(a)
.............................. 53,806 5,643,711
Autoliv, Inc. .............................. 16,609 1,428,374
BorgWarner, Inc. .......................... 47,922 1,843,080
8,915,165
a
Automobiles  —  4 .2%
Harley-Davidson, Inc. ....................... 29,079 1,099,477
Lucid Group, Inc.
(a) (b)
........................ 82,489 1,505,424
Rivian Automotive, Inc. , Class A
(a) (b)
.............. 35,820 1,228,626
Tesla, Inc.
(a)
.............................. 174,731 155,763,950
159,597,477
a
Banks  —  1 .7%
Bank of Hawaii Corp. ....................... 8,161 653,778
Cathay General Bancorp ..................... 13,959 582,090
Citizens Financial Group, Inc. ................. 98,603 3,743,956
Comerica, Inc. ............................ 26,168 2,035,085
First Republic Bank ........................ 35,154 5,719,907
Heartland Financial USA, Inc. ................. 8,178 367,192
Huntington Bancshares, Inc. .................. 285,603 3,795,664
International Bancshares Corp. ................ 11,344 497,548
KeyCorp ................................ 185,621 3,396,864
M&T Bank Corp. .......................... 35,789 6,350,758
Old National Bancorp ....................... 58,907 1,025,571
PNC Financial Services Group, Inc. (The) ......... 83,234 13,811,850
Regions Financial Corp. ..................... 186,406 3,948,079
SVB Financial Group
(a)
...................... 11,685 4,715,482
Truist Financial Corp. ....................... 264,173 13,332,811
Umpqua Holdings Corp. ..................... 43,286 762,267
Zions Bancorp. NA ......................... 30,150 1,644,683
66,383,585
a
Beverages  —  2 .8%
Coca-Cola Co. (The) ....................... 819,232 52,570,117
Keurig Dr Pepper, Inc. ...................... 155,131 6,009,775
PepsiCo, Inc. ............................ 275,222 48,152,841
106,732,733
a
Biotechnology  —  3 .1%
AbbVie, Inc. ............................. 351,750 50,479,643
Amgen, Inc. ............................. 110,798 27,419,181
Biogen, Inc.
(a)
............................ 29,291 6,299,322
BioMarin Pharmaceutical, Inc.
(a)
................ 36,531 3,143,493
Gilead Sciences, Inc. ....................... 249,233 14,891,672
Vertex Pharmaceuticals, Inc.
(a)
................. 50,667 14,207,533
116,440,844
a
Building Products  —  0 .9%
A O Smith Corp. .......................... 26,511 1,677,351
Allegion PLC ............................. 17,550 1,855,035
Security Shares Value
a
Building Products (continued)
Builders FirstSource, Inc.
(a) (b)
.................. 38,173 $ 2,595,764
Carrier Global Corp. ........................ 170,160 6,896,585
Fortune Brands Home & Security, Inc. ............ 26,544 1,849,586
Johnson Controls International PLC ............. 139,747 7,533,761
Lennox International, Inc. .................... 6,557 1,570,598
Masco Corp. ............................. 47,724 2,642,955
Owens Corning ........................... 19,596 1,817,333
Trane Technologies PLC ..................... 46,459 6,829,008
35,267,976
a
Capital Markets  —  4 .2%
Ameriprise Financial, Inc. .................... 22,030 5,946,338
Bank of New York Mellon Corp. (The) ............ 152,023 6,606,920
BlackRock, Inc.
(c)
.......................... 30,237 20,233,996
Charles Schwab Corp. (The) .................. 288,154 19,897,034
CME Group, Inc. .......................... 71,572 14,277,183
FactSet Research Systems, Inc. ................ 7,480 3,214,006
Franklin Resources, Inc. ..................... 59,805 1,641,647
Intercontinental Exchange, Inc. ................ 111,757 11,398,096
Invesco Ltd. ............................. 68,851 1,221,417
MarketAxess Holdings, Inc. ................... 7,518 2,035,724
Moody's Corp. ............................ 33,154 10,286,028
Morgan Stanley ........................... 265,736 22,401,545
Northern Trust Corp. ........................ 39,189 3,910,278
S&P Global, Inc. .......................... 70,451 26,555,095
State Street Corp. ......................... 72,616 5,158,641
T Rowe Price Group, Inc. .................... 45,369 5,601,710
160,385,658
a
Chemicals  —  2 .3%
Air Products and Chemicals, Inc. ............... 44,044 10,933,042
Albemarle Corp. .......................... 23,242 5,678,253
Axalta Coating Systems Ltd.
(a) (b)
................ 44,656 1,126,224
Ecolab, Inc. ............................. 51,332 8,478,506
HB Fuller Co. ............................ 10,343 664,021
International Flavors & Fragrances, Inc. ........... 50,764 6,297,274
Linde PLC .............................. 101,982 30,798,564
Minerals Technologies, Inc. ................... 6,492 433,731
Mosaic Co. (The) .......................... 72,662 3,826,381
PPG Industries, Inc. ........................ 47,141 6,094,860
Sherwin-Williams Co. (The) ................... 49,201 11,903,690
86,234,546
a
Commercial Services & Supplies  —  0 .2%
ACCO Brands Corp. ........................ 17,398 124,744
Copart, Inc.
(a)
............................ 42,606 5,457,828
Deluxe Corp. ............................. 8,379 210,648
HNI Corp. ............................... 8,150 287,858
Interface, Inc. ............................ 11,739 170,098
Steelcase, Inc. , Class A ..................... 16,346 181,931
Tetra Tech, Inc. ........................... 10,769 1,650,565
8,083,672
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ........................ 826,302 37,489,322
CommScope Holding Co., Inc.
(a) (b)
............... 41,668 376,262
F5, Inc.
(a)
............................... 12,171 2,036,939
Motorola Solutions, Inc. ..................... 33,458 7,982,744
Plantronics, Inc.
(a)
.......................... 8,419 334,992
48,220,259
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ........................ 10,594 1,232,824
Granite Construction, Inc. .................... 9,035 270,146
MDU Resources Group, Inc. .................. 41,066 1,173,256

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction & Engineering (continued)
Quanta Services, Inc. ....................... 28,412 $ 3,941,597
6,617,823
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ......................... 66,281 2,191,913
American Express Co. ...................... 128,387 19,774,166
Discover Financial Services ................... 56,671 5,723,771
Synchrony Financial ........................ 103,690 3,471,541
31,161,391
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ....................... 16,349 3,113,830
Ball Corp. ............................... 63,948 4,695,062
Sealed Air Corp. .......................... 29,468 1,801,084
Sonoco Products Co. ....................... 19,585 1,243,452
10,853,428
a
Distributors  —  0 .2%
LKQ Corp. .............................. 53,857 2,953,518
Pool Corp. .............................. 7,993 2,859,096
5,812,614
a
Diversified Financial Services  —  0 .1%
Equitable Holdings, Inc. ..................... 77,480 2,202,757
Voya Financial, Inc. ........................ 20,170 1,213,427
3,416,184
a
Diversified Telecommunication Services  —  1 .1%
Liberty Global PLC , Class A
(a)
................. 30,895 672,275
Liberty Global PLC , Class C , NVS
(a)
............. 63,422 1,451,730
Lumen Technologies, Inc. .................... 183,189 1,994,928
Verizon Communications, Inc. ................. 834,962 38,566,895
42,685,828
a
Electric Utilities  —  0 .2%
Eversource Energy ........................ 68,653 6,056,568
a
Electrical Equipment  —  0 .5%
Acuity Brands, Inc.
(b)
........................ 6,894 1,257,466
Eaton Corp. PLC .......................... 79,352 11,775,043
Rockwell Automation, Inc. .................... 23,072 5,889,820
Sensata Technologies Holding PLC ............. 31,408 1,396,714
20,319,043
a
Electronic Equipment, Instruments & Components  —  0 .8%
Cognex Corp. ............................ 34,525 1,760,084
Corning, Inc. ............................. 159,834 5,875,498
Flex Ltd.
(a) (b)
............................. 93,816 1,576,109
Itron, Inc.
(a)
.............................. 9,161 535,002
Keysight Technologies, Inc.
(a)
.................. 36,353 5,910,998
TE Connectivity Ltd. ........................ 64,760 8,660,355
Trimble, Inc.
(a)
............................ 49,677 3,449,074
Zebra Technologies Corp. , Class A
(a)
............. 10,558 3,776,491
31,543,611
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. ......................... 189,599 4,870,798
Core Laboratories NV
(b)
...................... 9,642 182,619
Halliburton Co. ........................... 178,549 5,231,486
NOV, Inc. ............................... 78,442 1,459,806
TechnipFMC PLC
(a)
........................ 82,344 666,163
12,410,872
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ........................ 55,938 7,340,744
Walt Disney Co. (The)
(a)
..................... 361,843 38,391,542
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc.
(a) (b)
................ 442,940 $ 6,644,100
52,376,386
a
Equity Real Estate Investment Trusts (REITs)  —  3 .4%
American Tower Corp. ...................... 90,748 24,577,281
AvalonBay Communities, Inc. ................. 27,747 5,936,193
Boston Properties, Inc. ...................... 29,615 2,699,703
Corporate Office Properties Trust ............... 22,859 643,481
Digital Realty Trust, Inc. ..................... 56,477 7,480,379
Duke Realty Corp. ......................... 75,556 4,726,783
Equinix, Inc. ............................. 18,045 12,698,988
Equity Residential
(b)
........................ 71,127 5,575,646
Federal Realty OP LP ....................... 13,851 1,462,804
Healthpeak Properties, Inc. ................... 107,698 2,975,696
Host Hotels & Resorts, Inc. ................... 142,374 2,535,681
Iron Mountain, Inc. ......................... 57,832 2,804,274
Macerich Co. (The) ........................ 42,068 446,342
PotlatchDeltic Corp.
(b)
....................... 13,072 640,920
Prologis, Inc. ............................. 147,322 19,529,004
SBA Communications Corp.
(b)
................. 21,675 7,278,248
Simon Property Group, Inc. ................... 65,353 7,099,950
UDR, Inc. ............................... 63,303 3,063,865
Ventas, Inc. ............................. 79,562 4,278,844
Welltower, Inc. ............................ 88,965 7,681,238
Weyerhaeuser Co. ......................... 148,728 5,401,801
129,537,121
a
Food & Staples Retailing  —  0 .4%
Kroger Co. (The) .......................... 138,936 6,452,188
Sysco Corp. ............................. 100,936 8,569,466
United Natural Foods, Inc.
(a)
................... 10,909 463,742
15,485,396
a
Food Products  —  1 .8%
Archer-Daniels-Midland Co. ................... 111,818 9,255,176
Bunge Ltd. .............................. 27,962 2,581,731
Campbell Soup Co. ........................ 42,009 2,073,144
Conagra Brands, Inc. ....................... 95,978 3,283,407
Darling Ingredients, Inc.
(a)
.................... 32,377 2,243,079
General Mills, Inc. ......................... 119,905 8,967,695
Hain Celestial Group, Inc. (The)
(a)
............... 18,640 424,060
Hormel Foods Corp. ........................ 59,552 2,938,296
Ingredion, Inc. ............................ 13,320 1,211,854
JM Smucker Co. (The) ...................... 21,640 2,863,405
Kellogg Co. .............................. 51,067 3,774,873
Kraft Heinz Co. (The) ....................... 146,033 5,378,395
Lamb Weston Holdings, Inc. .................. 29,177 2,324,240
McCormick & Co., Inc. , NVS .................. 49,810 4,350,903
Mondelez International, Inc. , Class A ............. 276,149 17,684,582
69,354,840
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ........................ 26,938 3,270,004
New Jersey Resources Corp. .................. 18,804 868,557
UGI Corp. ............................... 41,626 1,796,578
5,935,139
a
Health Care Equipment & Supplies  —  1 .8%
ABIOMED, Inc.
(a)
.......................... 9,039 2,648,517
Align Technology, Inc.
(a)
...................... 14,886 4,182,519
Becton Dickinson and Co. .................... 56,596 13,826,969
Cooper Companies, Inc. (The) ................. 9,835 3,216,045
Dentsply Sirona, Inc. ....................... 43,714 1,580,698
Dexcom, Inc.
(a)
........................... 77,233 6,339,285
Edwards Lifesciences Corp.
(a)
................. 124,252 12,492,296
Hologic, Inc.
(a)
............................ 50,077 3,574,496

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.
(a)
.................... 16,758 $ 6,689,459
Insulet Corp.
(a)
............................ 13,756 3,408,737
ResMed, Inc. ............................ 28,981 6,970,510
STERIS PLC ............................. 19,895 4,489,307
69,418,838
a
Health Care Providers & Services  —  2 .5%
AmerisourceBergen Corp. .................... 31,161 4,547,325
Cardinal Health, Inc. ........................ 55,110 3,282,351
Centene Corp.
(a)
.......................... 116,046 10,788,797
Cigna Corp. ............................. 63,842 17,579,533
DaVita, Inc.
(a)
............................. 11,495 967,419
Elevance Health, Inc. ....................... 47,997 22,899,369
HCA Healthcare, Inc. ....................... 48,312 10,262,435
Henry Schein, Inc.
(a)
........................ 27,472 2,165,618
Humana, Inc. ............................ 25,188 12,140,616
Laboratory Corp. of America Holdings ............ 18,579 4,871,228
Patterson Companies, Inc. ................... 17,294 537,152
Pediatrix Medical Group, Inc.
(a) (b)
................ 15,884 359,931
Quest Diagnostics, Inc. ...................... 23,761 3,245,040
Select Medical Holdings Corp. ................. 22,631 670,330
94,317,144
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
...................... 31,886 1,174,999
a
Hotels, Restaurants & Leisure  —  2 .7%
Aramark ................................ 45,915 1,533,561
Booking Holdings, Inc.
(a)
..................... 8,132 15,741,031
Choice Hotels International, Inc. ................ 7,243 875,461
Darden Restaurants, Inc. .................... 25,405 3,162,668
Domino's Pizza, Inc. ........................ 7,217 2,829,858
Hilton Worldwide Holdings, Inc. ................ 55,435 7,099,560
Jack in the Box, Inc. ........................ 4,079 282,022
Marriott International, Inc. , Class A .............. 55,090 8,749,394
McDonald's Corp. ......................... 147,904 38,953,477
Royal Caribbean Cruises Ltd.
(a)
................ 45,828 1,774,002
Starbucks Corp. ........................... 228,807 19,398,258
Vail Resorts, Inc. .......................... 8,023 1,902,494
102,301,786
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. .................... 4,525 104,030
Garmin Ltd. .............................. 30,700 2,996,934
La-Z-Boy, Inc. ............................ 9,157 255,206
Meritage Homes Corp.
(a)
..................... 7,457 658,453
Mohawk Industries, Inc.
(a) (b)
................... 10,356 1,330,539
Newell Brands, Inc. ........................ 80,399 1,624,864
Whirlpool Corp. ........................... 11,658 2,015,318
8,985,344
a
Household Products  —  2 .5%
Church & Dwight Co., Inc. .................... 48,238 4,243,497
Clorox Co. (The) .......................... 24,534 3,479,903
Colgate-Palmolive Co. ...................... 158,820 12,505,487
Kimberly-Clark Corp. ....................... 66,952 8,823,604
Procter & Gamble Co. (The) .................. 476,796 66,231,732
95,284,223
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. ..................... 9,065 784,485
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................. 113,596 16,271,491
a
Security Shares Value
a
Insurance  —  2 .4%
Allstate Corp. (The) ........................ 55,366 $ 6,476,161
Arthur J Gallagher & Co. ..................... 41,292 7,390,855
Chubb Ltd. .............................. 84,781 15,993,088
Hartford Financial Services Group, Inc. (The) ....... 65,968 4,252,957
Lincoln National Corp. ...................... 32,589 1,673,119
Loews Corp. ............................. 41,965 2,444,461
Marsh & McLennan Companies, Inc. ............. 100,004 16,396,656
Principal Financial Group, Inc. ................. 51,961 3,478,269
Progressive Corp. (The) ..................... 116,233 13,373,769
Prudential Financial, Inc. ..................... 74,790 7,478,252
Travelers Companies, Inc. (The) ................ 48,037 7,623,472
Willis Towers Watson PLC .................... 23,421 4,846,742
91,427,801
a
Interactive Media & Services  —  7 .2%
Alphabet, Inc. , Class A
(a)
..................... 1,196,437 139,169,552
Alphabet, Inc. , Class C , NVS
(a)
................. 1,130,104 131,815,331
ZoomInfo Technologies, Inc.
(a)
................. 52,089 1,973,652
272,958,535
a
IT Services  —  6 .8%
Accenture PLC , Class A ..................... 125,747 38,511,276
Akamai Technologies, Inc.
(a)
................... 31,653 3,045,652
Automatic Data Processing, Inc. ................ 83,550 20,145,576
Cognizant Technology Solutions Corp. , Class A ...... 104,546 7,104,946
Fidelity National Information Services, Inc. ......... 121,327 12,394,766
International Business Machines Corp. ........... 178,694 23,371,388
Mastercard, Inc. , Class A ..................... 173,598 61,417,237
Okta, Inc., Class A
(a)
........................ 29,444 2,898,762
PayPal Holdings, Inc.
(a)
...................... 220,142 19,048,887
Visa, Inc. , Class A
(b)
........................ 329,873 69,969,362
Western Union Co. (The) .................... 78,228 1,331,441
259,239,293
a
Leisure Products  —  0 .1%
Callaway Golf Co.
(a)
........................ 27,746 636,771
Hasbro, Inc. ............................. 26,170 2,060,102
Mattel, Inc.
(a)
............................. 69,671 1,616,367
4,313,240
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. .................... 59,746 8,011,939
Bio-Techne Corp. .......................... 7,812 3,009,807
Illumina, Inc.
(a)
............................ 31,226 6,766,050
IQVIA Holdings, Inc.
(a)
....................... 38,093 9,152,605
Mettler-Toledo International, Inc.
(a)
.............. 4,537 6,123,725
Waters Corp.
(a)
........................... 11,998 4,367,632
West Pharmaceutical Services, Inc. ............. 14,772 5,075,068
42,506,826
a
Machinery  —  2 .8%
AGCO Corp.
(b)
............................ 12,679 1,380,997
Caterpillar, Inc. ........................... 106,592 21,131,864
Cummins, Inc. ............................ 28,295 6,261,966
Deere & Co. ............................. 57,971 19,894,488
Dover Corp. ............................. 28,725 3,839,958
Flowserve Corp.
(b)
......................... 25,374 858,656
Fortive Corp. ............................. 68,089 4,388,336
Graco, Inc. .............................. 33,957 2,280,552
IDEX Corp. .............................. 15,239 3,181,141
Illinois Tool Works, Inc. ...................... 62,243 12,931,606
Lincoln Electric Holdings, Inc. ................. 11,098 1,569,701
Meritor, Inc.
(a)
............................ 14,099 513,486
Middleby Corp. (The)
(a)
...................... 10,512 1,520,981
PACCAR, Inc. ............................ 68,897 6,305,453
Parker-Hannifin Corp. ....................... 25,607 7,402,728

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Pentair PLC ............................. 33,159 $ 1,621,144
Snap-on, Inc. ............................ 10,629 2,381,427
Stanley Black & Decker, Inc. .................. 32,535 3,166,632
Tennant Co.
(b)
............................ 3,774 252,971
Timken Co. (The) .......................... 13,587 888,318
Westinghouse Air Brake Technologies Corp. ........ 34,960 3,267,711
Xylem, Inc. .............................. 35,578 3,274,243
108,314,359
a
Media  —  0 .2%
Cable One, Inc. ........................... 1,074 1,478,554
John Wiley & Sons, Inc. , Class A ............... 8,814 460,267
New York Times Co. (The) , Class A .............. 33,377 1,066,395
Omnicom Group, Inc. ....................... 41,570 2,903,249
Scholastic Corp. .......................... 5,224 245,894
6,154,359
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............. 6,644 247,356
Newmont Corp. ........................... 159,023 7,200,562
Schnitzer Steel Industries, Inc. , Class A ........... 5,215 185,445
7,633,363
a
Multiline Retail  —  0 .4%
Kohl's Corp. ............................. 27,682 806,653
Nordstrom, Inc. ........................... 22,305 524,391
Target Corp. ............................. 95,479 15,599,359
16,930,403
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................. 12,983 548,662
Consolidated Edison, Inc. .................... 70,605 7,008,958
Sempra Energy ........................... 62,786 10,409,919
17,967,539
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ....................... 45,543 6,812,322
Marathon Petroleum Corp. ................... 112,434 10,305,700
ONEOK, Inc. ............................. 89,058 5,320,325
Phillips 66 ............................... 95,680 8,515,520
Valero Energy Corp. ........................ 81,618 9,040,826
Williams Companies, Inc. (The) ................ 241,487 8,232,292
48,226,985
a
Personal Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ....... 46,173 12,609,846
a
Pharmaceuticals  —  2 .5%
Bristol-Myers Squibb Co. ..................... 433,567 31,988,573
Jazz Pharmaceuticals PLC
(a)
.................. 12,165 1,898,470
Merck & Co., Inc. .......................... 502,798 44,919,973
Zoetis, Inc. .............................. 93,878 17,137,429
95,944,445
a
Professional Services  —  0 .2%
ASGN, Inc.
(a)
............................. 10,196 1,057,937
Exponent, Inc.
(b)
........................... 10,522 1,057,356
Heidrick & Struggles International, Inc. ........... 3,651 113,692
ICF International, Inc. ....................... 3,855 363,719
Kelly Services, Inc. , Class A , NVS .............. 6,888 149,332
ManpowerGroup, Inc. ....................... 10,928 856,864
Resources Connection, Inc. ................... 7,053 151,357
Robert Half International, Inc. .................. 22,050 1,745,037
TransUnion .............................. 38,257 3,031,102
TrueBlue, Inc.
(a) (b)
.......................... 6,979 151,026
8,677,422
a
Security Shares Value
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(a)
.................. 22,658 $ 224,994
CBRE Group, Inc. , Class A
(a)
.................. 66,662 5,707,601
Jones Lang LaSalle, Inc.
(a)
.................... 9,902 1,888,014
7,820,609
a
Road & Rail  —  1 .6%
AMERCO ............................... 1,978 1,062,344
ArcBest Corp. ............................ 4,995 442,557
Avis Budget Group, Inc.
(a) (b)
................... 6,439 1,172,091
CSX Corp. .............................. 436,284 14,105,062
Knight-Swift Transportation Holdings, Inc. ......... 31,488 1,730,266
Norfolk Southern Corp. ...................... 47,694 11,979,302
Ryder System, Inc. ......................... 10,886 852,592
Union Pacific Corp. ........................ 126,685 28,795,500
60,139,714
a
Semiconductors & Semiconductor Equipment  —  6 .8%
Advanced Micro Devices, Inc.
(a)
................ 325,332 30,734,114
Analog Devices, Inc. ........................ 104,093 17,899,832
Applied Materials, Inc. ...................... 175,717 18,622,488
Intel Corp. .............................. 809,454 29,391,275
Lam Research Corp. ....................... 27,748 13,888,151
Microchip Technology, Inc. .................... 110,624 7,617,569
NVIDIA Corp. ............................ 497,266 90,318,424
NXP Semiconductors NV .................... 52,221 9,602,397
ON Semiconductor Corp.
(a)
................... 86,044 5,746,018
Skyworks Solutions, Inc. ..................... 32,622 3,551,883
Texas Instruments, Inc. ...................... 183,774 32,875,331
260,247,482
a
Software  —  16 .5%
Adobe, Inc.
(a)
............................. 93,825 38,479,509
ANSYS, Inc.
(a)
............................ 17,329 4,834,618
Autodesk, Inc.
(a)
........................... 43,805 9,475,898
Black Knight, Inc.
(a)
......................... 30,603 2,010,005
Cadence Design Systems, Inc.
(a)
............... 55,070 10,247,426
Citrix Systems, Inc. ........................ 24,758 2,510,709
Coupa Software, Inc.
(a)
...................... 14,691 961,085
Fair Isaac Corp.
(a)
.......................... 5,228 2,415,493
Fortinet, Inc.
(a)
............................ 135,939 8,108,761
Guidewire Software, Inc.
(a) (b)
................... 15,772 1,225,800
HubSpot, Inc.
(a)
........................... 8,911 2,744,588
Intuit, Inc. ............................... 53,508 24,408,744
Microsoft Corp. ........................... 1,416,617 397,701,057
NortonLifeLock, Inc. ........................ 116,263 2,851,931
Oracle Corp. ............................. 318,709 24,808,309
Paycom Software, Inc.
(a)
..................... 10,161 3,358,109
PTC, Inc.
(a)
.............................. 22,309 2,752,484
RingCentral, Inc. , Class A
(a)
................... 15,477 765,957
Roper Technologies, Inc. ..................... 20,989 9,165,267
Salesforce, Inc.
(a)
.......................... 195,921 36,053,382
ServiceNow, Inc.
(a)
......................... 39,782 17,769,028
Splunk, Inc.
(a)
............................ 31,584 3,281,893
Synopsys, Inc.
(a)
.......................... 30,337 11,148,847
Teradata Corp.
(a)
.......................... 21,412 819,865
VMware, Inc. , Class A ....................... 41,651 4,839,846
Workday, Inc. , Class A
(a)
..................... 38,985 6,046,574
Zendesk, Inc.
(a)
........................... 24,216 1,826,371
630,611,556
a
Specialty Retail  —  2 .8%
AutoNation, Inc.
(a)
.......................... 7,974 946,833
Best Buy Co., Inc. ......................... 43,065 3,315,574
Buckle, Inc. (The) ......................... 5,657 170,841
CarMax, Inc.
(a) (b)
........................... 32,177 3,202,899

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Foot Locker, Inc. .......................... 18,553 $ 526,349
GameStop Corp. , Class A
(a) (b)
.................. 52,049 1,770,187
Gap, Inc. (The) ........................... 38,381 369,225
Home Depot, Inc. (The) ..................... 207,706 62,507,044
Lowe's Companies, Inc.
(b)
.................... 133,268 25,524,820
ODP Corp. (The)
(a)
......................... 8,681 315,120
Signet Jewelers Ltd. ........................ 10,626 647,761
Tractor Supply Co. ......................... 22,405 4,290,109
Ulta Beauty, Inc.
(a)
......................... 10,764 4,186,227
107,772,989
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ................ 57,976 2,612,399
Hewlett Packard Enterprise Co. ................ 258,587 3,682,279
HP, Inc. ................................ 209,542 6,996,607
Seagate Technology Holdings PLC .............. 41,362 3,308,133
Xerox Holdings Corp. ....................... 23,332 399,677
16,999,095
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Capri Holdings Ltd.
(a)
....................... 29,728 1,447,159
Columbia Sportswear Co. .................... 7,283 539,015
Deckers Outdoor Corp.
(a)
..................... 5,418 1,696,972
Hanesbrands, Inc. ......................... 70,463 787,776
Nike, Inc. , Class B ......................... 253,862 29,173,821
PVH Corp. .............................. 13,931 862,608
Under Armour, Inc. , Class A
(a)
.................. 36,588 338,805
Under Armour, Inc. , Class C , NVS
(a) (b)
............ 41,736 344,739
VF Corp. ............................... 65,752 2,937,799
Wolverine World Wide, Inc. ................... 15,830 355,700
38,484,394
a
Thrifts & Mortgage Finance  —  0 .0%
New York Community Bancorp, Inc. ............. 93,626 994,308
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp., Class A
(b)
.................... 21,899 812,672
Applied Industrial Technologies, Inc. ............. 7,442 748,591
Security Shares Value
a
Trading Companies & Distributors (continued)
Fastenal Co. ............................. 114,813 $ 5,896,796
United Rentals, Inc.
(a)
....................... 14,377 4,639,026
WW Grainger, Inc. ......................... 9,149 4,972,756
17,069,841
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ................ 36,145 5,618,379
Essential Utilities, Inc. ....................... 47,880 2,486,887
8,105,266
a
Total Common Stocks — 99.7%
(Cost: $ 3,132,811,877 ) ............................... 3,807,135,035
Total Long-Term Investments — 99.7%
(Cost: $ 3,132,811,877 ) ............................... 3,807,135,035
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 56,710,601 56,710,601
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 9,128,462 9,128,462
a
Total Short-Term Securities — 1.7%
(Cost: $ 65,831,426 ) ................................. 65,839,063
Total Investments — 101.4%
(Cost: $ 3,198,643,303 ) ............................... 3,872,974,098
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (52,746,678)
Net Assets — 100.0% ................................. $ 3,820,227,420
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 25,429,018  $ 31,277,415
(a)
$ —  $ (4,042) $ 8,210  $ 56,710,601  56,710,601  $ 118,039
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,630,000  6,498,462
(a)
—  —  —  9,128,462  9,128,462  12,612  —
BlackRock, Inc. ... 17,745,909  1,653,778  (543,625) 237,034  1,140,900  20,233,996  30,237  149,372  —
$ 232,992  $ 1,149,110
$ 86,073,059
$ 280,023  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
MSCI KLD 400 Social ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 60 09/16/22 $ 12,401 $ 607,647
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,807,135,035  $ —  $ —  $ 3,807,135,035
Short-Term Securities
Money Market Funds ...................................... 65,839,063  —  —  65,839,063
$ 3,872,974,098  $ —  $ —  $ 3,872,974,098
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 607,647  $ —  $ —  $ 607,647
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares